VESSELS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Vessels, Gross	$ 410,293	$ 409,131
Accumulated depreciation	59,658	42,186
Vessels, Net	$ 350,635	366,945
Period of weighted average analysis for first and second year	3 years
Historical average utilization rates	15 years
Percentage of utilization used for third year analysis	75.00%
Period of ramp up for third year analysis	1 year
Impairment charges on vessel	$ 0	0	$ 0
Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	404,377	404,174
Drydocking [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	2,179	1,736
Engine Overhaul [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	$ 3,737	$ 3,221